Presentation of condensed consolidated financial statements (Tables)	6 Months Ended
Jun. 30, 2026
Presentation of condensed consolidated financial statements
Schedule of estimated useful lives of intangible assets
Customer relationships	13 to 14 years
Brand	10 years